Quarterly Report
March 31, 2025
MFS®  Global Equity Series
MFS® Variable Insurance Trust
VGE-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 4.8%
Honeywell International, Inc.	4,258	$901,631
Melrose Industries PLC	85,370	526,126
MTU Aero Engines Holding AG	890	308,243
Rolls-Royce Holdings PLC (a)	41,839	404,801
		$2,140,801
Airlines – 1.0%
Aena SME S.A.	1,828	$428,504
Alcoholic Beverages – 6.3%
Carlsberg A.S., “B”	2,920	$371,927
Davide Campari-Milano N.V.	66,735	391,811
Diageo PLC	23,349	609,100
Heineken N.V.	8,109	660,951
Pernod Ricard S.A.	7,833	778,060
		$2,811,849
Apparel Manufacturers – 3.7%
Burberry Group PLC	15,710	$158,876
Compagnie Financiere Richemont S.A.	3,988	696,407
LVMH Moet Hennessy Louis Vuitton SE	1,289	804,751
		$1,660,034
Automotive – 0.6%
Aptiv PLC (a)	4,512	$268,464
Broadcasting – 1.7%
Omnicom Group, Inc.	1,315	$109,027
Walt Disney Co.	4,653	459,251
WPP Group PLC	23,283	175,946
		$744,224
Brokerage & Asset Managers – 4.4%
Charles Schwab Corp.	14,784	$1,157,292
Deutsche Boerse AG	1,262	371,955
London Stock Exchange Group PLC	2,957	438,499
		$1,967,746
Business Services – 8.3%
Accenture PLC, “A”	1,770	$552,311
Brenntag AG	2,405	155,386
Cognizant Technology Solutions Corp., “A”	3,181	243,346
Compass Group PLC	8,894	293,639
Equifax, Inc.	916	223,101
Experian PLC	10,109	468,526
Fidelity National Information Services, Inc.	5,457	407,529
Fiserv, Inc. (a)	2,836	626,274
Intertek Group PLC	5,039	326,274
TransUnion	5,144	426,901
		$3,723,287
Chemicals – 0.6%
PPG Industries, Inc.	2,243	$245,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.0%
Check Point Software Technologies Ltd. (a)	2,746	$625,868
Microsoft Corp.	3,075	1,154,324
Oracle Corp.	3,909	546,517
Salesforce, Inc.	1,318	353,699
		$2,680,408
Computer Software - Systems – 4.1%
Amadeus IT Group S.A.	10,169	$779,282
Cap Gemini S.A.	4,856	726,143
Samsung Electronics Co. Ltd.	8,051	318,834
		$1,824,259
Construction – 0.5%
Otis Worldwide Corp.	2,207	$227,762
Consumer Products – 2.1%
International Flavors & Fragrances, Inc.	6,242	$484,442
Reckitt Benckiser Group PLC	6,751	456,087
		$940,529
Electrical Equipment – 4.4%
Amphenol Corp., “A”	4,258	$279,282
Legrand S.A.	6,079	643,670
Schneider Electric SE	4,528	1,048,155
		$1,971,107
Electronics – 1.0%
Hoya Corp.	2,600	$293,291
Microchip Technology, Inc.	2,782	134,677
		$427,968
Food & Beverages – 1.7%
Nestle S.A.	7,282	$736,410
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	1,330	$316,806
Whitbread PLC	4,428	140,809
		$457,615
Insurance – 4.0%
Aon PLC	1,761	$702,797
Willis Towers Watson PLC	3,263	1,102,731
		$1,805,528
Interactive Media Services – 2.1%
Alphabet, Inc., “A”	5,963	$922,118
Internet – 0.7%
eBay, Inc.	4,283	$290,088
Machinery & Tools – 1.3%
Carrier Global Corp.	4,778	$302,925
Kubota Corp.	21,200	260,288
		$563,213

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.1%
Erste Group Bank AG	4,747	$329,809
Goldman Sachs Group, Inc.	1,078	588,901
National Bank of Greece S.A	14,992	153,192
UBS Group AG	25,042	767,327
		$1,839,229
Medical Equipment – 12.8%
Abbott Laboratories	3,765	$499,427
Becton, Dickinson and Co.	4,208	963,885
Boston Scientific Corp. (a)	3,806	383,949
Cooper Companies, Inc. (a)	4,971	419,304
Medtronic PLC	12,356	1,110,310
Olympus Corp.	30,500	400,607
STERIS PLC	2,588	586,570
Thermo Fisher Scientific, Inc.	1,803	897,173
Waters Corp. (a)	1,288	474,718
		$5,735,943
Other Banks & Diversified Financials – 5.6%
American Express Co.	2,473	$665,361
Grupo Financiero Banorte S.A. de C.V.	14,022	97,248
Julius Baer Group Ltd.	2,794	192,993
Visa, Inc., “A”	4,402	1,542,725
		$2,498,327
Pharmaceuticals – 3.2%
Merck KGaA	4,326	$592,197
Roche Holding AG	2,599	854,558
		$1,446,755
Railroad & Shipping – 3.9%
Canadian National Railway Co.	5,665	$552,111
Canadian Pacific Kansas City Ltd.	9,715	682,090
Union Pacific Corp.	2,185	516,185
		$1,750,386
Specialty Chemicals – 4.9%
Air Liquide S.A.	2,408	$458,246
Air Products & Chemicals, Inc.	1,896	559,168
Akzo Nobel N.V.	4,378	269,910
Linde PLC	1,895	882,388
		$2,169,712
Specialty Stores – 0.5%
Hermes International	91	$238,463
Telecom - Infrastructure – 1.1%
Cellnex Telecom S.A.	13,620	$483,497
Telecom Services – 1.8%
Comcast Corp., “A”	21,874	$807,151
Trucking – 0.5%
United Parcel Service, Inc., “B”	2,138	$235,159
Total Common Stocks		$44,041,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 4.35% (v)	327,149	$327,181

Other Assets, Less Liabilities – 0.6%		276,336
Net Assets – 100.0%		$44,645,325
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $327,181 and $44,041,808, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$23,570,941	$—	$—	$23,570,941
France	—	4,697,488	—	4,697,488
United Kingdom	860,888	3,137,795	—	3,998,683
Switzerland	—	3,247,695	—	3,247,695
Spain	483,497	1,207,786	—	1,691,283
Germany	900,440	527,341	—	1,427,781
Canada	1,234,201	—	—	1,234,201
Japan	—	954,186	—	954,186
Netherlands	660,951	269,910	—	930,861
Other Countries	876,308	1,412,381	—	2,288,689
Investment Companies	327,181	—	—	327,181
Total	$28,914,407	$15,454,582	$—	$44,368,989
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$199,383	$2,306,481	$2,178,656	$(16)	$(11)	$327,181
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,295	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2025, are as follows:
United States	54.2%
France	10.5%
United Kingdom	8.9%
Switzerland	7.3%
Spain	3.8%
Germany	3.2%
Canada	2.8%
Japan	2.1%
Netherlands	2.1%
Other Countries	5.1%